Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
Prospectus Date	rr_ProspectusDate	May 01, 2015
Supplement [Text Block]	cfviti_SupplementTextBlock
Supplement dated November 20, 2015
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Insurance Trust I
Columbia Variable Portfolio - Marsico 21st Century Fund	5/1/2015
Effective November 20, 2015 (the Effective Date), Marsico Capital Management, LLC (Marsico) no longer serves as the subadviser to the Fund and Columbia Management Investment Advisers, LLC (the Investment Manager) assumes the day-to-day management of the Fund's portfolio. Also, on the Effective Date, the Fund's name is changed to Columbia Variable Portfolio - Large Cap Growth Fund II. Accordingly, on the Effective Date, all references in the prospectus to Marsico are hereby deleted and all references to Columbia Variable Portfolio - Marsico 21st Century Fund are hereby deleted and replaced with Columbia Variable Portfolio - Large Cap Growth Fund II. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund's prospectus.
In connection with the changes described in this Supplement, management has discussed with the Fund's Board of Trustees a proposal to merge the Fund into another Columbia Fund managed by the Investment Manager in a substantially similar manner as the Fund will be managed following the Effective Date. Assuming required approvals from the Board of Trustees and shareholders are obtained, the merger is currently expected to occur in the second quarter of 2016.
The information under the heading "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superseded and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that fall within the range of the Russell 1000 Growth Index (the Index). The market capitalization range of the companies included within the Index was $908 million to $688.4 billion as of October 31, 2015. The market capitalization range and composition of the companies in the Index are subject to change. The Fund invests primarily in common stocks of companies that the investment manager believes have the potential for long-term, above-average earnings growth.
The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the information technology and technology-related sectors.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
The information under the heading "Principal Risks" in the "Summary of the Fund" section is hereby revised to remove Emerging Market Securities Risk, Focused Portfolio Risk and Small- and Mid-Cap Company Securities Risk.  Additionally, Depositary Receipts Risk is added as follows and Sector Risk is hereby superseded and replaced as follows:
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with the particular country, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the information technology and technology-related sectors. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term.
The rest of the section remains the same.
The information under the heading "Performance Information" in the "Summary of the Fund" section is hereby revised to add the following:
Effective November 20, 2015, the Fund compares its performance to that of the Russell 1000 Growth Index (the New Index). Prior to this date, the Fund compared its performance to that of the Russell 3000 Index (the Former Index). The Fund's investment manager made this recommendation to the Fund's Board of Trustees because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance in light of the changes made to the Fund's name and principal investment strategies. Information on the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.
 Also, the information under the heading "Performance Information" in the "Summary of the Fund" section is hereby revised to add the following information to the "Average Annual Total Returns" table:
Average Annual Total Returns (for periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	13.05%	15.81%	8.49%

The rest of the section remains the same.

Supplement dated November 20, 2015
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Insurance Trust I
Columbia Variable Portfolio - Marsico Focused Equities Fund	5/1/2015
Effective November 20, 2015 (the Effective Date), Marsico Capital Management, LLC (Marsico) no longer serves as the subadviser to the Fund and Columbia Management Investment Advisers, LLC (the Investment Manager) assumes the day-to-day management of the Fund's portfolio. Also, on the Effective Date, the Fund's name is changed to Columbia Variable Portfolio - Large Cap Growth Fund III. Accordingly, on the Effective Date, all references in the prospectus to Marsico are hereby deleted and all references to Columbia Variable Portfolio - Marsico Focused Equities Fund are hereby deleted and replaced with Columbia Variable Portfolio - Large Cap Growth Fund III. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund's prospectus.
In connection with the changes described in this Supplement, management has discussed with the Fund's Board of Trustees a proposal to merge the Fund into another Columbia Fund managed by the Investment Manager in a substantially similar manner as the Fund will be managed following the Effective Date. Assuming required approvals from the Board of Trustees and shareholders are obtained, the merger is currently expected to occur in the second quarter of 2016.
The information under the heading "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superseded and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that fall within the range of the Russell 1000 Growth Index (the Index). The market capitalization range of the companies included within the Index was $908 million to $688.4 billion as of October 31, 2015. The market capitalization range and composition of the companies in the Index are subject to change. The Fund invests primarily in common stocks of companies that the investment manager believes have the potential for long-term, above-average earnings growth.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the information technology and technology-related sectors.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
The information under the heading "Principal Risks" in the "Summary of the Fund" section is hereby revised to remove Emerging Market Securities Risk and Focused Portfolio Risk.  Additionally, Depositary Receipts Risk is added as follows and Sector Risk is hereby superseded and replaced as follows:
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with the particular country, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the information technology and technology-related sectors. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term.
The rest of the section remains the same.
The information under the heading "Performance Information" in the "Summary of the Fund" section is hereby revised to add the following:
Effective November 20, 2015, the Fund compares its performance to that of the Russell 1000 Growth Index (the New Index). Prior to this date, the Fund compared its performance to that of the S&P 500 Index (the Former Index). The Fund's investment manager made this recommendation to the Fund's Board of Trustees because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance in light of the changes made to the Fund's name and principal investment strategies. Information on the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.
 Also, the information under the heading "Performance Information" in the "Summary of the Fund" section is hereby revised to add the following information to the "Average Annual Total Returns" table:
Average Annual Total Returns (for periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	13.05%	15.81%	8.49%

The rest of the section remains the same.

Supplement dated November 20, 2015
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Insurance Trust I
Columbia Variable Portfolio - Marsico Growth Fund	5/1/2015
Effective November 20, 2015 (the Effective Date), Marsico Capital Management, LLC (Marsico) no longer serves as the subadviser to the Fund and Loomis, Sayles & Company, L.P. (Loomis Sayles) assumes day-to-day management of the Fund's portfolio. Also, on the Effective Date, the Fund's name is changed to Variable Portfolio – Loomis Sayles Growth Fund II. Accordingly, on the Effective Date, all references in the prospectus to Marsico are hereby deleted and all references to Columbia Variable Portfolio – Marsico Growth Fund are hereby deleted and replaced with Variable Portfolio – Loomis Sayles Growth Fund II. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund's prospectus:
In connection with the changes described in this Supplement, management has discussed with the Fund's Board of Trustees a proposal to merge the Fund into another Columbia Fund managed by the Investment Manager, and subadvised by Loomis Sayles, which is managed in a substantially similar manner as the Fund will be managed following the Effective Date. Assuming required approvals from the Board of Trustees and shareholders are obtained, the merger is currently expected to occur in the second quarter of 2016.
The information under the heading "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superseded and replaced with the following:
The Fund invests primarily in equity securities of large-capitalization companies believed to have the potential for long-term growth. These companies have market capitalizations in the range of companies in the Russell 1000 Growth Index (the Index) at the time of purchase (between $908 million and $688.4 billion as of October 31, 2015). The market capitalization range and composition of the companies in the Index are subject to change.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest in foreign securities, including emerging market securities, directly or indirectly through depositary receipts.
The Fund will not concentrate its assets in any single industry but may from time to time invest more than 25% of its assets in companies conducting business in various industries within an economic sector. The Fund will typically invest in a limited number of companies.
The information under the heading "Principal Risks" in the "Summary of the Fund" section is hereby revised to add Depositary Receipts Risk and replace Sector Risk as follows:
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with the particular country, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the information technology and technology-related sectors. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term.
The rest of the section remains the same.
The information under the heading "Performance Information" in the "Summary of the Fund" section is hereby revised to add the following:
Effective November 20, 2015, the Fund compares its performance to that of the Russell 1000 Growth Index (the New Index). Prior to this date, the Fund compared its performance to that of the S&P 500 Index (the Former Index). The Fund's investment manager made this recommendation to the Fund's Board of Trustees because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance in light of the changes made to the Fund's name and principal investment strategies. Information on the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.
 Also, the information under the heading "Performance Information" in the "Summary of the Fund" section is hereby revised to add the following information to the "Average Annual Total Returns" table:
Average Annual Total Returns (for periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	13.05%	15.81%	8.49%

The rest of the section remains the same.

Columbia Variable Portfolio - Marsico 21st Century Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfviti_SupplementTextBlock
Supplement dated November 20, 2015
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Insurance Trust I
Columbia Variable Portfolio – Marsico 21st Century Fund	5/1/2015
Effective November 20, 2015 (the Effective Date), Marsico Capital Management, LLC (Marsico) no longer serves as the subadviser to the Fund and Columbia Management Investment Advisers, LLC (the Investment Manager) assumes the day-to-day management of the Fund's portfolio. Also, on the Effective Date, the Fund's name is changed to Columbia Variable Portfolio - Large Cap Growth Fund II. Accordingly, on the Effective Date, all references in the prospectus to Marsico are hereby deleted and all references to Columbia Variable Portfolio – Marsico 21st Century Fund are hereby deleted and replaced with Columbia Variable Portfolio – Large Cap Growth Fund II. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund's prospectus.
In connection with the changes described in this Supplement, management has discussed with the Fund's Board of Trustees a proposal to merge the Fund into another Columbia Fund managed by the Investment Manager in a substantially similar manner as the Fund will be managed following the Effective Date. Assuming required approvals from the Board of Trustees and shareholders are obtained, the merger is currently expected to occur in the second quarter of 2016.
The information under the heading "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superseded and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that fall within the range of the Russell 1000 Growth Index (the Index). The market capitalization range of the companies included within the Index was $908 million to $688.4 billion as of October 31, 2015. The market capitalization range and composition of the companies in the Index are subject to change. The Fund invests primarily in common stocks of companies that the investment manager believes have the potential for long-term, above-average earnings growth.
The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the information technology and technology-related sectors.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
The information under the heading "Principal Risks" in the "Summary of the Fund" section is hereby revised to remove Emerging Market Securities Risk, Focused Portfolio Risk and Small- and Mid-Cap Company Securities Risk.  Additionally, Depositary Receipts Risk is added as follows and Sector Risk is hereby superseded and replaced as follows:
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with the particular country, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the information technology and technology-related sectors. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term.
The rest of the section remains the same.
The information under the heading "Performance Information" in the "Summary of the Fund" section is hereby revised to add the following:
Effective November 20, 2015, the Fund compares its performance to that of the Russell 1000 Growth Index (the New Index). Prior to this date, the Fund compared its performance to that of the Russell 3000 Index (the Former Index). The Fund's investment manager made this recommendation to the Fund's Board of Trustees because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance in light of the changes made to the Fund's name and principal investment strategies. Information on the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.
 Also, the information under the heading "Performance Information" in the "Summary of the Fund" section is hereby revised to add the following information to the "Average Annual Total Returns" table:
Average Annual Total Returns (for periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	13.05%	15.81%	8.49%

The rest of the section remains the same.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that fall within the range of the Russell 1000 Growth Index (the Index). The market capitalization range of the companies included within the Index was $908 million to $688.4 billion as of October 31, 2015. The market capitalization range and composition of the companies in the Index are subject to change. The Fund invests primarily in common stocks of companies that the investment manager believes have the potential for long-term, above-average earnings growth.

The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the information technology and technology-related sectors.

The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2014)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 20, 2015, the Fund compares its performance to that of the Russell 1000 Growth Index (the New Index). Prior to this date, the Fund compared its performance to that of the Russell 3000 Index (the Former Index). The Fund’s investment manager made this recommendation to the Fund’s Board of Trustees because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance in light of the changes made to the Fund’s name and principal investment strategies. Information on the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.
Columbia Variable Portfolio - Marsico 21st Century Fund | Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.05%
5 Years	rr_AverageAnnualReturnYear05	15.81%
10 Years	rr_AverageAnnualReturnYear10	8.49%
Columbia Variable Portfolio - Marsico Focused Equities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfviti_SupplementTextBlock
Supplement dated November 20, 2015
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Insurance Trust I
Columbia Variable Portfolio – Marsico Focused Equities Fund	5/1/2015
Effective November 20, 2015 (the Effective Date), Marsico Capital Management, LLC (Marsico) no longer serves as the subadviser to the Fund and Columbia Management Investment Advisers, LLC (the Investment Manager) assumes the day-to-day management of the Fund's portfolio. Also, on the Effective Date, the Fund's name is changed to Columbia Variable Portfolio – Large Cap Growth Fund III. Accordingly, on the Effective Date, all references in the prospectus to Marsico are hereby deleted and all references to Columbia Variable Portfolio – Marsico Focused Equities Fund are hereby deleted and replaced with Columbia Variable Portfolio – Large Cap Growth Fund III. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund's prospectus.
In connection with the changes described in this Supplement, management has discussed with the Fund's Board of Trustees a proposal to merge the Fund into another Columbia Fund managed by the Investment Manager in a substantially similar manner as the Fund will be managed following the Effective Date. Assuming required approvals from the Board of Trustees and shareholders are obtained, the merger is currently expected to occur in the second quarter of 2016.
The information under the heading "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superseded and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that fall within the range of the Russell 1000 Growth Index (the Index). The market capitalization range of the companies included within the Index was $908 million to $688.4 billion as of October 31, 2015. The market capitalization range and composition of the companies in the Index are subject to change. The Fund invests primarily in common stocks of companies that the investment manager believes have the potential for long-term, above-average earnings growth.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the information technology and technology-related sectors.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
The information under the heading "Principal Risks" in the "Summary of the Fund" section is hereby revised to remove Emerging Market Securities Risk and Focused Portfolio Risk.  Additionally, Depositary Receipts Risk is added as follows and Sector Risk is hereby superseded and replaced as follows:
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with the particular country, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the information technology and technology-related sectors. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term.
The rest of the section remains the same.
The information under the heading "Performance Information" in the "Summary of the Fund" section is hereby revised to add the following:
Effective November 20, 2015, the Fund compares its performance to that of the Russell 1000 Growth Index (the New Index). Prior to this date, the Fund compared its performance to that of the S&P 500 Index (the Former Index). The Fund's investment manager made this recommendation to the Fund's Board of Trustees because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance in light of the changes made to the Fund's name and principal investment strategies. Information on the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.
 Also, the information under the heading "Performance Information" in the "Summary of the Fund" section is hereby revised to add the following information to the "Average Annual Total Returns" table:
Average Annual Total Returns (for periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	13.05%	15.81%	8.49%

The rest of the section remains the same.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that fall within the range of the Russell 1000 Growth Index (the Index). The market capitalization range of the companies included within the Index was $908 million to $688.4 billion as of October 31, 2015. The market capitalization range and composition of the companies in the Index are subject to change. The Fund invests primarily in common stocks of companies that the investment manager believes have the potential for long-term, above-average earnings growth.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the information technology and technology-related sectors.

The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2014)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 20, 2015, the Fund compares its performance to that of the Russell 1000 Growth Index (the New Index). Prior to this date, the Fund compared its performance to that of the S&P 500 Index (the Former Index). The Fund’s investment manager made this recommendation to the Fund’s Board of Trustees because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance in light of the changes made to the Fund’s name and principal investment strategies. Information on the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.
Columbia Variable Portfolio - Marsico Focused Equities Fund | Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.05%
5 Years	rr_AverageAnnualReturnYear05	15.81%
10 Years	rr_AverageAnnualReturnYear10	8.49%
Columbia Variable Portfolio - Marsico Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfviti_SupplementTextBlock
Supplement dated November 20, 2015
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Insurance Trust I
Columbia Variable Portfolio - Marsico Growth Fund	5/1/2015
Effective November 20, 2015 (the Effective Date), Marsico Capital Management, LLC (Marsico) no longer serves as the subadviser to the Fund and Loomis, Sayles & Company, L.P. (Loomis Sayles) assumes day-to-day management of the Fund's portfolio. Also, on the Effective Date, the Fund's name is changed to Variable Portfolio – Loomis Sayles Growth Fund II. Accordingly, on the Effective Date, all references in the prospectus to Marsico are hereby deleted and all references to Columbia Variable Portfolio – Marsico Growth Fund are hereby deleted and replaced with Variable Portfolio – Loomis Sayles Growth Fund II. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund's prospectus:
In connection with the changes described in this Supplement, management has discussed with the Fund's Board of Trustees a proposal to merge the Fund into another Columbia Fund managed by the Investment Manager, and subadvised by Loomis Sayles, which is managed in a substantially similar manner as the Fund will be managed following the Effective Date. Assuming required approvals from the Board of Trustees and shareholders are obtained, the merger is currently expected to occur in the second quarter of 2016.
The information under the heading "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superseded and replaced with the following:
The Fund invests primarily in equity securities of large-capitalization companies believed to have the potential for long-term growth. These companies have market capitalizations in the range of companies in the Russell 1000 Growth Index (the Index) at the time of purchase (between $908 million and $688.4 billion as of October 31, 2015). The market capitalization range and composition of the companies in the Index are subject to change.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest in foreign securities, including emerging market securities, directly or indirectly through depositary receipts.
The Fund will not concentrate its assets in any single industry but may from time to time invest more than 25% of its assets in companies conducting business in various industries within an economic sector. The Fund will typically invest in a limited number of companies.
The information under the heading "Principal Risks" in the "Summary of the Fund" section is hereby revised to add Depositary Receipts Risk and replace Sector Risk as follows:
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with the particular country, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the information technology and technology-related sectors. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term.
The rest of the section remains the same.
The information under the heading "Performance Information" in the "Summary of the Fund" section is hereby revised to add the following:
Effective November 20, 2015, the Fund compares its performance to that of the Russell 1000 Growth Index (the New Index). Prior to this date, the Fund compared its performance to that of the S&P 500 Index (the Former Index). The Fund's investment manager made this recommendation to the Fund's Board of Trustees because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance in light of the changes made to the Fund's name and principal investment strategies. Information on the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.
 Also, the information under the heading "Performance Information" in the "Summary of the Fund" section is hereby revised to add the following information to the "Average Annual Total Returns" table:
Average Annual Total Returns (for periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	13.05%	15.81%	8.49%

The rest of the section remains the same.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in equity securities of large-capitalization companies believed to have the potential for long-term growth. These companies have market capitalizations in the range of companies in the Russell 1000 Growth Index (the Index) at the time of purchase (between $908 million and $688.4 billion as of October 31, 2015). The market capitalization range and composition of the companies in the Index are subject to change.

The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest in foreign securities, including emerging market securities, directly or indirectly through depositary receipts.

The Fund will not concentrate its assets in any single industry but may from time to time invest more than 25% of its assets in companies conducting business in various industries within an economic sector. The Fund will typically invest in a limited number of companies.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2014)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 20, 2015, the Fund compares its performance to that of the Russell 1000 Growth Index (the New Index). Prior to this date, the Fund compared its performance to that of the S&P 500 Index (the Former Index). The Fund’s investment manager made this recommendation to the Fund’s Board of Trustees because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance in light of the changes made to the Fund’s name and principal investment strategies. Information on the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.
Columbia Variable Portfolio - Marsico Growth Fund | Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.05%
5 Years	rr_AverageAnnualReturnYear05	15.81%
10 Years	rr_AverageAnnualReturnYear10	8.49%